Business Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Segment [Abstract]
Schedule of revenues and cost of goods sold from operation
	2018		2017
	Revenues	Cost of sales	Revenues	Cost of sales
Trading	323,118	321,839	-	-
Import & Custom Clearance Service	26,704
Total	$349,822	$321,839	$-	$-
Loss on sales	$-	$-	$30,661	$-

	Years Ended		Years Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
	Revenues	Cost of sales	Revenues	Cost of Sales
Import & Custom Clearance Service	51,871	-	105,087	-
Trading	36,014	35,869		-
Total	$87,884	$35,869	$105,087	$-